Schedule of net finance costs (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total financial income	$ 65	$ 83	$ 118
Total finance costs	(26,961)	(13,996)	(13,889)
Total other finance costs	1,741	(2,852)	(7,236)
Total net finance costs	(25,155)	(16,765)	(21,007)
Financial interest member
IfrsStatementLineItems [Line Items]
Total financial income	65	38	113
Other interest member
IfrsStatementLineItems [Line Items]
Total financial income		45	5
Commercial interest member
IfrsStatementLineItems [Line Items]
Total finance costs	(22,232)	(9,031)	(6,139)
Interest and other expenses member
IfrsStatementLineItems [Line Items]
Total finance costs	(4,688)	(4,783)	(7,704)
Fiscal interest member
IfrsStatementLineItems [Line Items]
Total finance costs	(4)	(165)	(11)
Bank fees and expenses member
IfrsStatementLineItems [Line Items]
Total finance costs	(37)	(17)	(35)
Changes fair value financial assets member
IfrsStatementLineItems [Line Items]
Total other finance costs	3,967	1,492	578
Net gain repurchase notes member
IfrsStatementLineItems [Line Items]
Total other finance costs	3	626	939
Exchange differences member
IfrsStatementLineItems [Line Items]
Total other finance costs	(1,602)	(4,458)	(8,561)
Adjustment present value receivables member
IfrsStatementLineItems [Line Items]
Total other finance costs	(150)	(195)	(157)
Recovery of provision for credit r d s a member
IfrsStatementLineItems [Line Items]
Total other finance costs	580
Other financial expense member
IfrsStatementLineItems [Line Items]
Total other finance costs	$ (1,057)	$ (317)	$ (35)